Variable Interest Entities (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents			$ 900		$ 985	$ 472	$ 830
Accounts receivable			753		705
Other current assets			32		30
Licenses			1,895		1,844
Property, plant and equipment, net			3,555		3,764
Other assets and deferred charges			434		197
Liabilities
Current liabilities			887		944
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit			143			60
Capital contributions, loans or advances			98		281	61
Investments in unconsolidated entities			451		402	322
Noncontrolling interests with redemption features			$ 1		1
King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment description			During 2015, TDS recorded out-of-period adjustments attributable to the third quarter of 2013 through the second quarter of 2015 related to an agreement with King Street Wireless. TDS determined that these adjustments were not material to the quarterly periods or the annual results for 2015. These out-of-period adjustments had the impact of reducing Net income by $3 million and Net income attributable to TDS shareholders by $3 million in 2015.
King Street Wireless out-of-period adjustment | Net income
Variable Interest Entities, Other Disclosures
Out-of-period adjustment					(3)
King Street Wireless out-of-period adjustment | Net income attributable to TDS shareholders
Variable Interest Entities, Other Disclosures
Out-of-period adjustment					(3)
U.S. Cellular
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities			$ 413		363	283
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents			2	[1]	1
Accounts receivable	[1]		39
Other current assets	[1]		6
Licenses	[2]		649	[1]	649
Property, plant and equipment, net			93	[1]	8
Other assets and deferred charges	[1]		15
Total assets			804	[1]	658
Liabilities
Current liabilities	[1]		18
Deferred liabilities and credits			12	[1]	1
Total liabilities			30	[1]	1
Unconsolidated Variable Interest Entities
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities			$ 6		$ 5
Advantage Spectrum L.P. | U.S. Cellular
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit						$ 60
Licenses won		124
Total winning bid		$ 338
Designated entity auction discount		25.00%
Other auction charges		$ 2
King Street Wireless L.P.
Variable Interest Entities, Other Disclosures
Cash distributions paid		60
King Street Wireless, L.P. distribution paid to U.S. Cellular		54
King Street Wireless, L.P. distribution paid to King Street Wireless, Inc.		$ 6

[1]	The increase in amounts from December 31, 2015 are due primarily to the adoption of ASU 2015-02 as disclosed above. ASU 2015-02 was adopted on a modified retrospective basis and, accordingly, prior year amounts have not been revised to reflect the change in guidance.
[2]	As disclosed above, payments totaling $338 million were made by Advantage Spectrum to the FCC relating to Auction 97. These licenses were granted in July 2016 . Although the licenses had not yet been granted as of December 31, 2015, the payments to the FCC were classified as Licenses at such date.